Expenses by Nature - Schedule of Expenses by Nature (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of expenses [abstract]
Wages and salaries	CAD 899	CAD 858
Employee benefits and other wage-related costs	236	250
Bonus payments	192	162
Post-employment benefits and pension costs	122	112
Employee benefits expense	1,449	1,382
Transportation	1,331	1,270
Depreciation and amortization	1,467	1,385
Raw material purchases	824	876
Fuel and energy	657	596
Operating supplies consumed	569	558
Maintenance and repair supplies	698	586
Contractors and consultants	570	427
Overhead costs	287	293
Royalties	453	312
Other operating costs	9	13
Expense nature	8,314	7,698
Capitalized production stripping costs	(678)	(477)
Change in inventory	12	(137)
Total cost of sales, general and administration, exploration and research and development expenses	CAD 7,648	CAD 7,084